Leases - Summary of Minimum Lease Payments for Operating Lease Liabilities (Details)	Jun. 30, 2023 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2023	$ 173,045
2024	36,700
Total operating lease payment	$ 209,745